Document And Entity Information	12 Months Ended
Jul. 03, 2022
Document Information Line Items
Entity Registrant Name	BOWLERO CORP.
Document Type	POS AM
Amendment Flag	true
Amendment Description	This Post-Effective Amendment No. 2 to the Registration Statement on Form S-1 (File No. 333-262179) (the “Registration Statement”) of Bowlero Corp. (“Bowlero” or the “Company”), as originally declared effective by the Securities and Exchange Commission (the “SEC”) on January 31, 2022, is being filed to (i) include the information contained in Bowlero’s Annual Report on Form 10-K for the year ended July 3, 2022, that was filed with the SEC on September 15, 2022, (ii) include updated information regarding the selling securityholders named in this prospectus and the securities covered hereby, including removal of the warrants previously included herein, and (iii) update certain other information in the Registration Statement to reflect current business operations.The information included in this filing amends this Registration Statement and the prospectus contained therein. No additional securities are being registered under this Post-Effective Amendment No. 2. All applicable registration fees were paid at the time of the original filing of the Registration Statement. On April 14, 2022, we announced the redemption of the warrants. As a result of the ensuing exercises of the warrants and the redemption of the remaining warrants, the Company has no warrants outstanding.
Entity Central Index Key	0001840572
Entity Small Business	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Incorporation, State or Country Code	DE